UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03287
New Alternatives Fund

(Exact name of registrant as specified in charter)
150 Broadhollow Road,  Suite PH2
Melville, New York 11747

(Address of principal executive offices) (Zip code)
David J. Schoenwald, President
New Alternatives Fund
150 Broadhollow Road, Suite PH2
Melville, New York  11747

(Name and address of agent for service)
Registrant's telephone number, including area code:
631-423-7373
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Item 1: Report to Shareholders.
(a)
The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

New Alternatives Fund
Class A Shares / NALFX
Semi-Annual Shareholder Report — June 30, 2024
This semi-annual shareholder report contains important information about the New Alternatives Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.newalternativesfund.com. You can also request this information by contacting us at 800-423-8383 or 631-423-7373.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
New Alternatives Fund (Class A Shares/NALFX)	$53	1.04%
How did the Fund perform last year?
  For the six-month period ending June 30, 2024, the Fund’s Class A Shares returned -3.93% with no load and -7.29% with the load.
  For the quarter ending June 30, 2024, the Fund’s Class A Shares gained 2.07% with no load and 2.00% with the load from the end of the previous quarter ending March 31, 2024.
  During the six-month period ending June 30, 2024, the Fund added positions in Ameresco, Inc., an energy management company; and GE Vernova, Inc., a wind turbine and energy transmission systems manufacturer. The Fund also sold off its holdings of Orron Energy AB, a Swedish renewable energy developer.
What contributed to performance?
An easing of supply chain backups in materials production, along with implementation of funding from the Inflation Reduction Act (IRA) helped generate positive returns on the manufacturing sectors of the Fund’s portfolio. The Energy Conservation and Energy Management and Transportation areas of our holdings all experienced broader positive returns. The Fund also reduced many of its holdings in the underperforming sectors during the period from January 1, 2024 to June 30, 2024.
What detracted from performance?
Despite our reduction of underperforming companies, the Renewable Energy Power Producers and Utilities continued to comprise the largest part of the Fund’s portfolio, just under 60%. For the most part, these companies experienced continuing drops in their share prices. Uncertainty on whether and when the Federal Reserve would lower interest rates depressed the values of many of these companies. Broader energy markets continued to also be affected by the ongoing war in Ukraine and the armed struggle between Israel and the Palestinian territories.
Key Fund statistics
Fund net assets	$274,141,620
Total number of portfolio holdings	47
Portfolio turnover rate	2%
Total advisory fees paid	$792,454
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	6.2%
Brookfield Renewable Corp., Class A (Canada)	5.7%
Iberdrola SA (Spain)	5.2%
Clearway Energy, Inc., Class A	5.0%
Veolia Environnement SA (France)	4.6%
Infratil Ltd. (New Zealand)	4.5%
Siemens AG (Germany)	4.4%
NextEra Energy Partners LP	4.4%
EDP Renovaveis SA (Spain/Portugal)	4.3%
Atlantica Sustainable Infrastructure PLC (United Kingdom)	4.0%
Sector Allocation
Geographical Allocation
Additional information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.newalternativesfund.com. You can also request this information by contacting us at 800-423-8383 or 631-423-7373.
Householding
You will receive, or receive notice of the availability of, the Fund’s financial reports every six months. In addition, you will receive an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and the prospectus. This process, called “householding” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 800-423-8383 or 631-423-7373. At any time you may view the current prospectus and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

New Alternatives Fund
Investor Shares / NAEFX
Semi-Annual Shareholder Report — June 30, 2024
This semi-annual shareholder report contains important information about the New Alternatives Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.newalternativesfund.com. You can also request this information by contacting us at 800-423-8383 or 631-423-7373.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
New Alternatives Fund (Investor Shares/NAEFX)	$65	1.29%
How did the Fund perform last year?
  For the six-month period ending June 30, 2024, the Fund’s no load Investor Shares returned -4.04%.
  For the quarter ending June 30, 2024, the Fund’s Investor Shares gained 2.01% from the end of the previous quarter ending March 31, 2024.
  During the six-month period ending June 30, 2024, the Fund added positions in Ameresco, Inc., an energy management company; and GE Vernova, Inc., a wind turbine and energy transmission systems manufacturer. The Fund also sold off its holdings of Orron Energy AB, a Swedish renewable energy developer.
What contributed to performance?
An easing of supply chain backups in materials production, along with implementation of funding from the Inflation Reduction Act (IRA) helped generate positive returns on the manufacturing sectors of the Fund’s portfolio. The Energy Conservation and Energy Management and Transportation areas of our holdings all experienced broader positive returns. The Fund also reduced many of its holdings in the underperforming sectors during the period from January 1, 2024 to June 30, 2024.
What detracted from performance?
Despite our reduction of underperforming companies, the Renewable Energy Power Producers and Utilities continued to comprise the largest part of the Fund’s portfolio, just under 60%. For the most part, these companies experienced continuing drops in their share prices. Uncertainty on whether and when the Federal Reserve would lower interest rates depressed the values of many of these companies. Broader energy markets continued to also be affected by the ongoing war in Ukraine and the armed struggle between Israel and the Palestinian territories.
Key Fund statistics
Fund net assets	$274,141,620
Total number of portfolio holdings	47
Portfolio turnover rate	2%
Total advisory fees paid	$792,454
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	6.2%
Brookfield Renewable Corp., Class A (Canada)	5.7%
Iberdrola SA (Spain)	5.2%
Clearway Energy, Inc., Class A	5.0%
Veolia Environnement SA (France)	4.6%
Infratil Ltd. (New Zealand)	4.5%
Siemens AG (Germany)	4.4%
NextEra Energy Partners LP	4.4%
EDP Renovaveis SA (Spain/Portugal)	4.3%
Atlantica Sustainable Infrastructure PLC (United Kingdom)	4.0%
Sector Allocation
Geographical Allocation
Additional information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.newalternativesfund.com. You can also request this information by contacting us at 800-423-8383 or 631-423-7373.
Householding
You will receive, or receive notice of the availability of, the Fund’s financial reports every six months. In addition, you will receive an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and the prospectus. This process, called “householding” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 800-423-8383 or 631-423-7373. At any time you may view the current prospectus and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

(b)	Not applicable.

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrant, which is an open-end management investment company.

Item 6. Investments.

(a)

The full Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Semi-Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

New Alternatives Fund
A SOCIALLY RESPONSIBLE MUTUAL FUND EMPHASIZING
ALTERNATIVE ENERGY AND THE ENVIRONMENT
SEMI-ANNUAL
FINANCIALS AND OTHER INFORMATION
INVESTOR SHARES: NAEFX
CLASS A SHARES: NALFX
June 30, 2024
(Unaudited)
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.
THE FUND	150 Broadhollow Road	Melville, New York 11747	(800) 423-8383	(631) 423-7373
BNY Mellon Investment Servicing (US) Inc.	PO Box 534456	Pittsburgh, PA 15253	(800) 441-6580	(610) 382-7819
Overnight Address	500 Ross Street	Pittsburgh, PA 15262
Foreside Funds Distributors LLC	3 Canal Plaza, Suite 100	Portland, ME 04101
Recycled Paper

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
June 30, 2024
(Unaudited)
	Shares	Value
COMMON STOCKS − 95.1%
Alternate Energy — 41.1%*
Renewable Energy Power Producers & Developers — 38.1%
Acciona SA (Spain)	85,000	$10,040,692
Atlantica Sustainable Infrastructure PLC (United Kingdom)**	500,000	10,975,000
Boralex, Inc., Class A (Canada)	125,000	3,086,250
Brookfield Renewable Corp., Class A (Canada)	550,000	15,609,000
Brookfield Renewable Partners LP (Bermuda/Canada)***	100,000	2,477,000
Clearway Energy, Inc., Class A	600,000	13,596,000
EDP Renovaveis SA (Spain/Portugal)	836,000	11,683,850
Innergex Renewable Energy, Inc. (Canada)	1,100,000	8,200,500
Manawa Energy Ltd. (New Zealand)	650,000	1,631,170
NextEra Energy Partners LP**,***	435,000	12,023,400
Northland Power, Inc. (Canada)	325,000	5,593,250
Orsted A/S (Denmark)****	100,000	5,321,731
TransAlta Corp. (Canada)	600,000	4,248,000
		104,485,843
Solar Photovoltaic — 1.1%
Array Technologies, Inc.****	50,000	513,000
Canadian Solar, Inc. (Canada)****	75,000	1,106,250
Enphase Energy, Inc.****	10,000	997,100
Shoals Technologies Group, Inc., Class A****	55,000	343,200
		2,959,550
Wind Turbines — 1.9%
GE Vernova, Inc.****	10,000	1,715,100
Vestas Wind Systems A/S (Denmark)****	150,000	3,473,269
		5,188,369
Total Alternate Energy		112,633,762
Utilities — 19.8%
Algonquin Power & Utilities Corp. (Canada)	200,000	1,172,000
American Water Works Co., Inc.	25,000	3,229,000
Avangrid, Inc.	150,000	5,329,500
EDP - Energias de Portugal SA (Portugal)	500,000	1,873,627
Enel SPA (Italy)	1,400,000	9,736,649
Eversource Energy	50,000	2,835,500
Hydro One Ltd. (Canada)	125,000	3,642,500
Iberdrola SA (Spain)	1,100,000	14,272,015
Infratil Ltd. (New Zealand)	1,800,000	12,279,456
		54,370,247
Energy Management — 9.3%
ABB Ltd. (Switzerland) SP ADR	50,000	2,785,500
The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024
(Unaudited)
	Shares	Value
Ameresco, Inc., Class A****	25,000	$720,250
Siemens AG (Germany)	65,000	12,092,953
Terna-Rete Elettrica Nazionale (Italy)	1,280,000	9,894,550
		25,493,253
Energy Conservation — 9.0%
Carrier Global Corp.	50,000	3,154,000
Johnson Controls International PLC (Ireland)	50,000	3,323,500
Owens Corning, Inc.	25,000	4,343,000
Signify NV (Netherlands)	325,000	8,109,769
Trane Technologies PLC (Ireland)	17,500	5,756,275
		24,686,544
Sustainable Energy Financial Services — 6.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	575,000	17,020,000
		17,020,000
Water Systems — 5.9%
Veolia Environnement SA (France)	425,000	12,707,893
Xylem, Inc.	25,000	3,390,750
		16,098,643
Transportation — 2.5%
BYD Co. Ltd. (China) ADR	100,000	5,908,000
Shimano, Inc. (Japan) ADR	50,000	773,500
		6,681,500
Energy Storage — 1.0%
Fluence Energy, Inc.****	50,000	867,000
Panasonic Holdings Corp. (Japan) ADR****	225,000	1,845,000
		2,712,000
Recycling & Waste Management — 0.3%
Sims Ltd. (Australia) SP ADR	125,000	850,000
		850,000
Total Common Stocks (Cost $253,108,793)		260,545,949
The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Concluded)
June 30, 2024
(Unaudited)
	Par	Value
CERTIFICATES OF DEPOSIT − 0.1%
Socially Concerned Banks — 0.1%
Alternatives Federal Credit Union 4.00% due 03/13/25	$ 200,000	$200,000
Self Help Credit Union 4.60% due 12/30/24	100,000	100,000
Total Certificates of Deposit (Cost $300,000)		300,000
Investments in Securities (Cost $253,408,793) — 95.2%		260,845,949
Other Assets in Excess of Liabilities — 4.8%		13,295,671
Net Assets — 100.0%		$274,141,620
*	See (Note 8).
**	These entities are commonly known as “Yieldco’s”. Yieldco’s are companies formed to own operating power assets which sell most of their electric production to major utilities under long term power purchase agreements. They are expected to pay most of their earnings in dividends to shareholders. They are similar in structure to Real Estate Investment Trusts (REITs).
***	Master Limited Partnership
****	Non-income producing security.
ADR	-American Depositary Receipts
LP	-Limited Partnership
PLC	-Public Limited Company
REIT	-Real Estate Investment Trust
SP ADR	-Sponsored American Depositary Receipts
The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024
(Unaudited)
ASSETS
Investment securities at fair value (cost: $253,408,793) (Notes 2A & 7)	$260,845,949
Cash	13,712,922
Receivables:
Capital shares subscribed	3,515
Dividends	319,451
Tax reclaims (Note 2D)	608,329
Prepaid insurance and registration	49,579
Total Assets	275,539,745
LIABILITIES
Payables:
Due to custodian in foreign currency (cost: $15,708)	15,730
Capital shares reacquired	1,007,251
Management fees	128,108
Transfer agent fees	98,771
Postage and printing fees	44,278
Custodian fees	41,840
Professional fees	31,387
12b-1 fees	3,566
Accrued expenses and other liabilities	27,194
Total Liabilities	1,398,125
Net Assets	$274,141,620
ANALYSIS OF NET ASSETS
Net capital paid in shares of capital shares	$268,915,142
Total distributable earnings	5,226,478
Net Assets	$274,141,620
Class A Shares:
Net Assets	$257,686,611
Net asset value and redemption price per share ($257,686,611/4,055,435) shares of outstanding beneficial interest, unlimited authorization, no par value	$63.54
Maximum offering price per share (100/96.50 of $63.54)	$65.84
Investor Shares:
Net Assets	$16,455,009
Net asset value, offering and redemption* price per share ($16,455,009/260,480) shares of outstanding beneficial interest, unlimited authorization, no par value	$63.17
* Redemption fee may apply (Note 1)
The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024
(Unaudited)
Investment Income:
Dividends (net of $650,584 foreign taxes withheld)	$4,701,715
Total Investment Income	4,701,715
Expenses:
Management fees (Note 4)	792,454
Transfer agent fees	291,204
Administration and accounting fees	136,267
Legal fees	64,274
Custodian fees	61,823
Registration fees	32,833
Compliance service fees	33,715
Postage and printing fees	38,487
Trustees fees (Note 5)	19,394
Audit fees	11,934
12b-1 fees (Investor Shares) (Note 4)	21,710
Insurance fees	8,436
Other expenses	28,631
Total Expenses	1,541,162
Net Investment Income	3,160,553
Net Realized and Unrealized Gain/(Loss) from Investments and Foreign Currency Related Transactions:
Realized Gain/(Loss) from Investments and Foreign Currency Related Transactions (Notes 2B & 6):
Net realized gain from investments	1,292,126
Net realized loss from foreign currency transactions	(10,824)
Net Realized Gain	1,281,302
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Related Translations:
Net change in unrealized appreciation/(depreciation) on investments	(16,445,154)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(12,277)
Net change in unrealized appreciation/(depreciation)	(16,457,431)
Net Realized and Unrealized Loss on Investments and Foreign Currency Related Translations	(15,176,129)
Net Decrease in Net Assets Resulting from Operations	$(12,015,576)
The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND
STATEMENTS OF CHANGES IN NET ASSETS
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Investment Activities:
Net investment income	$3,160,553	$8,315,772
Net realized gain from investments and foreign currency transactions	1,281,302	3,107,065
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(16,457,431)	(22,865,879)
Net decrease in net assets resulting from operations	(12,015,576)	(11,443,042)
Distributions to Shareholders from distributable earnings:
Class A Shares	—	(13,284,723)
Investor Shares	—	(729,534)
Total distributions to shareholders from distributable earnings	—	(14,014,257)
Capital Share Transactions:
Net decrease in net assets from capital share transactions (Note 3)	(39,846,651)	(27,169,763)
Total Decrease in Net Assets	(51,862,227)	(52,627,062)
Net Assets:
Beginning of the period	326,003,847	378,630,909
End of the period	$274,141,620	$326,003,847
The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND
FINANCIAL HIGHLIGHTS
STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES
For a share outstanding throughout each year
Class A Shares	(Unaudited) Six Months Ended June 30,	For the Years Ended December 31,
	2024	2023	2022	2021	2020	2019
Net asset value at the beginning of period	$65.88	$70.57	$87.80	$97.00	$62.92	$48.48
Investment Operations
Net investment income*	0.68	1.60	0.75	0.34	0.26	0.09
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	(3.02)	(3.35)	(14.71)	(5.03)	38.60	17.84
Total from investment operations	(2.34)	(1.75)	(13.96)	(4.69)	38.86	17.93
Distributions
From net investment income	—	(2.05)	(0.80)	(0.48)	(0.07)	(0.26)
From net realized gains	—	(0.89)	(2.46)	(3.90)	(4.71)	(3.23)
From return of capital	—	—	(0.01)	(0.13)	—	—
Total distributions	—	(2.94)	(3.27)	(4.51)	(4.78)	(3.49)
Net asset value at end of period	$63.54	$65.88	$70.57	$87.80	$97.00	$62.92
Total return (Sales load not reflected)	(3.55)%	(2.50)%	(15.93)%	(4.79)%	61.76%	36.98%
Net assets, end of the period (in thousands)	$257,687	$307,712	$355,564	$428,017	$404,594	$228,348
Ratio of expenses to average net assets	1.04%**	0.96%	0.89%	0.85%	0.96%	1.08%
Ratio of net investment income to average net assets	2.18%**	2.33%	0.96%	0.36%	0.36%	0.16%
Portfolio turnover	2.39%	7.97%	9.21%	8.75%	20.34%	18.78%
Number of shares outstanding at end of the period	4,055,435	4,670,814	5,038,240	4,875,026	4,171,206	3,629,088
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Annualized
The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND
FINANCIAL HIGHLIGHTS
STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES
For a share outstanding throughout each year
Investor Shares	(Unaudited) Six Months Ended June 30,	For the Years Ended December 31,
	2024	2023	2022	2021	2020	2019
Net asset value at the beginning of period	$65.58	$70.21	$87.35	$96.52	$62.74	$48.36
Investment Operations
Net investment income/(loss)*	0.61	1.42	0.55	0.11	0.08	(0.05)
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	(3.02)	(3.34)	(14.62)	(5.00)	38.41	17.79
Total from investment operations	(2.41)	(1.92)	(14.07)	(4.89)	38.49	17.74
Distributions
From net investment income	—	(1.82)	(0.60)	(0.25)	—	(0.13)
From net realized gains	—	(0.89)	(2.46)	(3.90)	(4.71)	(3.23)
From return of capital	—	—	(0.01)	(0.13)	—	—
Total distributions	—	(2.71)	(3.07)	(4.28)	(4.71)	(3.36)
Net asset value at end of period	$63.17	$65.58	$70.21	$87.35	$96.52	$62.74
Total return	(3.67)%	(2.75)%	(16.14)%	(5.02)%	61.35%	36.68%
Net assets, end of the period (in thousands)	$16,455	$18,291	$23,067	$28,245	$23,232	$6,114
Ratio of expenses to average net assets	1.29%**	1.21%	1.14%	1.10%	1.21%	1.33%
Ratio of net investment income/(loss) to average net assets	1.95%**	2.08%	0.71%	0.11%	0.11%	(0.09)%
Portfolio turnover	2.39%	7.97%	9.21%	8.75%	20.34%	18.78%
Number of shares outstanding at end of the period	260,480	278,919	328,561	323,368	240,704	97,453
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Annualized
The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Six Months Ended June 30, 2024
(Unaudited)
1) ORGANIZATION – New Alternatives Fund (the “Trust”) was organized as a Delaware statutory trust on June 12, 2014. The Trust currently offers one series of shares, also known as “New Alternatives Fund” (the “Fund”). The Fund is the successor to New Alternatives Fund, Inc. (the “Predecessor Company”), a New York corporation that commenced operations in 1982. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On November 14, 2014, the Predecessor Company was reorganized into the Fund. The Fund was organized for the purpose of continuing the investment operations and performance history of the Predecessor Company and prior to the reorganization had no substantial assets or prior history of investment operations. The Fund currently offers two classes of shares: Class A Shares and Investor Shares. Class A Shares represent a continuance of the original class of shares offered by the Predecessor Company. Class A Shares are sold subject to a front-end sales charge. Class A Shares of the Fund do not have any distribution (i.e., Rule 12b-1) charges, service charges or redemption fees. Investor Shares are not subject to a sales charge but are subject to a 2.00% redemption fee imposed on any Investor Shares redeemed within sixty (60) days of their initial purchase. Any redemption fee imposed is retained by the Fund and is meant to deter short-term trading in Investor Shares and to offset any transaction and other costs associated with short-term trading. For the six months ended June 30, 2024, no redemption fees were imposed on the redemption of Investor Shares. Investor Shares are also subject to 12b-1 fees. The investment objective of the Fund is long-term capital appreciation, with income as a secondary objective. The Fund seeks to achieve its investment objective by investing in equity securities. The equity securities in which the Fund invests consist primarily of common stocks. Other equity securities in which the Fund may invest include “Yieldco’s”, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and publicly-traded master limited partnerships (“MLPs”). The Fund makes investments in a wide range of industries and in companies of all sizes. The Fund invests in equity securities of both U.S. and foreign companies, and has no limitation on the percentage of assets invested in the U.S. or abroad. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in equity securities of companies in the alternative energy industry. “Alternative Energy” or “Renewable Energy” means the production, conservation, storage and transmission of energy to reduce pollution and harm to the environment, particularly when compared to conventional coal, oil or nuclear energy.
2) ACCOUNTING POLICIES – The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies followed by the Fund.
A. PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on national

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Six Months Ended June 30, 2024
(Unaudited)
securities exchanges where they are primarily traded or on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized based on their cost. Certificates of Deposit are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2.
Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation. The Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As such, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.
If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the “fair value” of such security as determined in good faith by the Fund’s investment advisor as “valuation designee” under methods established by and under the general supervision of the Trust’s Board of Trustees. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investments. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. On a quarterly basis, the valuation designee's fair value determinations will be reviewed by the Board of Trustees. The Fund does not invest in unlisted securities.
The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:
•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Six Months Ended June 30, 2024
(Unaudited)
inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
	Total Value at 06/30/2024	Level 1 - Quoted Price	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Common Stocks
Alternate Energy	$112,633,762	$112,633,762	$—	$—
Utilities	54,370,247	54,370,247	—	—
Energy Management	25,493,253	25,493,253	—	—
Energy Conservation	24,686,544	24,686,544	—	—
Sustainable Energy Financial Services	17,020,000	17,020,000	—	—
Water Systems	16,098,643	16,098,643	—	—
Transportation	6,681,500	6,681,500	—	—
Energy Storage	2,712,000	2,712,000	—	—
Recycling & Waste Management	850,000	850,000	—	—
Certificates of Deposit	300,000	—	300,000	—
Total	$260,845,949	$260,545,949	$300,000	$—
At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Six Months Ended June 30, 2024
(Unaudited)
The Fund utilizes an external pricing service to fair value certain foreign securities in the event of any significant market movements between the time the Fund valued certain foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were not deemed to have occurred at June 30, 2024, and therefore, the Fund did not utilize the external pricing service model adjustments. Transfers in and out between Levels are based on values at the end of the period.
B. FOREIGN CURRENCY TRANSLATION – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. If foreign currency translations are not available, the foreign exchange rate(s) will be valued at fair market value using procedures approved by the Trust’s Board of Trustees.
The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Such gains or losses are included in net realized gain or loss from currency transactions on the Statement of Operations.
C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME – Security transactions are accounted for on the trade date (date order to buy or sell is executed). The cost of investments sold is determined by use of specific lots for both financial reporting and income tax purposes in determining realized gains and losses on investments.
D. INVESTMENT INCOME AND EXPENSE RECOGNITION – Dividend income is recorded as of the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable diligence. Interest income, including amortization/accretion of premium and discount, is accrued daily. Return of capital distributions are recorded as a reduction of cost of the related investments. The Fund may be subject to foreign taxes on

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Six Months Ended June 30, 2024
(Unaudited)
income, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. The Fund applies for refunds where available. Expenses are accrued on a daily basis. Fund level expenses common to all classes are allocated to each class based upon relative daily net assets of each class. Non-cash dividends, if any, are recorded at the fair market value of the asset received.
E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. The Fund may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.
F. U.S. TAX STATUS – No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
G. USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
H. OTHER – In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
I. ALLOCATION – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Six Months Ended June 30, 2024
(Unaudited)
shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.
J. CASH – Cash represents amounts held on deposit with the Fund’s custodian bank. Balances at times may exceed federally insured limits.
3) SHARES OF BENEFICIAL INTEREST – There are unlimited, no par value shares of beneficial interest authorized. On June 30, 2024, the Fund’s total shares outstanding were 4,315,915. Aggregate paid-in capital including reinvestment of dividends was $268,915,142. Transactions in shares of beneficial interest were as follows:
	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A Shares
Shares of beneficial interest sold	119,599	$7,483,042	340,788	$24,086,741
Reinvestment of distributions	—	—	180,186	11,915,691
Redemptions	(734,978)	(46,068,763)	(888,400)	(59,839,554)
Net Decrease	(615,379)	$(38,585,721)	(367,426)	$(23,837,122)
	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Investor Shares
Shares of beneficial interest sold	24,513	$1,476,187	31,067	$2,080,811
Reinvestment of distributions	—	—	9,852	648,559
Redemptions	(42,952)	(2,737,117)	(90,561)	(6,062,011)
Net Decrease	(18,439)	$(1,260,930)	(49,642)	$(3,332,641)
Total Net Decrease	(633,818)	$(39,846,651)	(417,068)	$(27,169,763)

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Six Months Ended June 30, 2024
(Unaudited)
4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES – Accrued Equities, Inc. (“Accrued Equities” or the “Advisor”), an SEC registered investment advisor and broker-dealer, serves as investment advisor to the Fund pursuant to an Investment Advisory Agreement, and as an underwriter (but not a principal underwriter) of the Fund’s shares pursuant to a Sub-Distribution Agreement. For its investment advisory services, the Fund pays Accrued Equities an annual management fee of 1.00% of the first $25 million of average daily net assets; 0.50% of the next $475 million of average daily net assets; and 0.40% of average daily net assets more than $500 million. The fee is accrued daily and paid monthly, in arrears. The Fund incurred management fees of $792,454 for the six months ended June 30, 2024.
The Fund pays no remuneration to two of its trustees, David J. Schoenwald and Murray D. Rosenblith, who are also officers and owners of Accrued Equities.
Foreside Funds Distributors LLC (the “Distributor”) serves as the principal underwriter of the Fund pursuant to a Distribution Agreement for the limited purpose of acting as statutory underwriter to facilitate the distribution of shares of the Fund. The Distributor has entered into a Sub-Distribution Agreement with Accrued Equities. The Fund charges a maximum front-end sales charge of 3.50% on most new sales of the Fund’s Class A Shares. Of this amount, the Distributor and Accrued Equities receive the net underwriter commission and pay out the remaining sales commission to other brokers who actually sell new Class A Shares. Their share of the sales commission may vary. The aggregate underwriter commissions on all sales of Class A Shares of the Fund during the six months ended June 30, 2024 was $3,828 and the amounts received by the Distributor and Accrued Equities were $1,276 and $2,552, respectively. The Distributor and Accrued Equities are also entitled to receive sales commissions for the sale of Class A Shares. For the six months ended June 30, 2024, the Distributor and Accrued Equities received $1,249 and $5,451 in sales commissions, respectively, for the sale of Class A Shares of the Fund. Underwriter commissions and sales commissions received by the Distributor are set aside by the Distributor and used solely for distribution-related expenses.
Investor Shares of the Fund are not subject to a sales charge. The Fund has adopted a distribution plan (the “Rule 12b-1 Plan”) for its Investor Shares in accordance with the requirements of Rule 12b-1 under the 1940 Act. The Rule 12b-1 Plan provides that the Fund may pay a fee to Accrued Equities, the Distributor, or certain broker-dealers, investment advisers, banks or other financial institutions at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Shares to finance certain activities primarily intended to sell such Investor Shares. For the six months ended June 30, 2024, 12b-1 Fees of $21,710 were accrued by the Investor Shares of the Fund.
The Board of Trustees has authorized the Class A Shares of the Fund to pay sub-transfer agent fees to financial intermediaries, including securities dealers, that provide shareholder account-related services to their customers who own Class A Shares of the Fund, or to reimburse Accrued Equities for such expenses it reimbursed on behalf of the Class A Shares. The sub-transfer agent services

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Six Months Ended June 30, 2024
(Unaudited)
provided must be necessary and may not duplicate services already provided by a Fund service provider. The sub-transfer agent services may not be for distribution-related services. The fees paid by the Class A Shares may not exceed the fees that would have been incurred by customers of the financial intermediaries if they maintained their customer account directly with the Fund.
5) TRUSTEES’ FEES – For the six months ended June 30, 2024, the Fund paid trustees’ fees of $19,394 to its Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”).
For the six months ended June 30, 2024, each Independent Trustee received an annual fee of $9,000 for their services as an Independent Trustee of the Trust. As Vice-Chairperson of the Trust’s Board of Trustees, Sharon Reier received an additional annual fee of $1,000. Each member of the Audit Committee received an additional $500 annual fee and Susan Hickey, Chairperson of the Audit Committee, received an additional annual fee of $500. The Independent Trustees are also entitled to receive reimbursement of “coach” travel expenses to attend Board Meetings. The Trustees and Officers of the Trust who are officers and owners of the Advisor do not receive compensation from the Fund for their services and are paid for their services by the Advisor. The Fund’s Chief Compliance Officer is not an officer or employee of the Advisor and is compensated directly by the Fund for his services.
6) PURCHASES AND SALES OF SECURITIES – For the six months ended June 30, 2024, the aggregate cost of securities purchased totaled $6,730,446. Net realized gains (losses) were computed on a specific lot basis. The proceeds received on sales of securities for the six months ended June 30, 2024 was $44,768,149.
7) FEDERAL INCOME TAX INFORMATION – At June 30, 2024, the federal tax basis cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:
Cost of investments for tax purposes	$253,408,793
Unrealized appreciation for tax purposes	$42,370,126
Unrealized depreciation for tax purposes	(34,932,970)
Net unrealized appreciation on investments and foreign currency translation	$7,437,156

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Six Months Ended June 30, 2024
(Unaudited)
The tax character of distributions paid during 2023 and 2022 was as follows:
Distributions paid from:	2023	2022
Ordinary Income	$10,499,035	$4,113,084
Long-Term Capital Gains	3,515,222	12,683,477
Return of Capital	—	32,836
	$14,014,257	$16,829,397
For federal income tax purposes, distributions from net investment income and short-term capital gains are treated as ordinary income dividends.
As of December, 31 2023, the components of distributable earnings (deficit) on a tax basis were as follows:
Undistributed Long-Term Capital Gains	$162,783
Net Unrealized Appreciation on Investments and Foreign Currency Translations	17,079,271
$17,242,054
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
8) RISKS - Foreign Securities – Investing in foreign securities (including depositary receipts traded on U.S. exchanges but representing shares of foreign companies) involves more risks than investing in U.S. securities. Risks of investing in foreign companies include currency exchange rates between foreign currencies and the U.S. dollar. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Brokerage commissions and other fees may be higher for foreign securities. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards as U.S. companies. These risks can increase the potential for losses in the Fund and affect its share price.
Cash and Foreign Currency Concentration – Cash and foreign currency consists of cash and foreign currency on deposit with financial institutions. Cash held in banks periodically exceeds the Federal Deposit Insurance Corporation’s (“FDIC”) insurance coverage of $250,000, and as a result, there is a concentration of credit risk related to amounts in excess of the FDIC insurance coverage.
Concentration – Under normal market conditions, at least 25% of the Fund’s total asset will be invested in equity securities of companies in the Alternative Energy industry. A downturn in this

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Six Months Ended June 30, 2024
(Unaudited)
group of industries would have a larger impact on the Fund than on a fund that does not concentrate its investments. As of June 30, 2024, the Fund had 41.1% of its net assets invested in Alternative Energy companies.
COVID-19 – Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Fund.
9) TAILORED SHAREHOLDER REPORTS – Effective January 24, 2023, open-end mutual funds and exchange traded funds are required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds are required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to Investors. Other information, including financial statements, is no longer appear in a fund’s shareholder report, but is available on-line, delivered free of charge upon request, and filed with the Securities and Exchange Commission (the “SEC”) on a semi-annual basis on Form N-CSR. The new requirements had a compliance date of July 24, 2024.
10) SUBSEQUENT EVENTS – Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring disclosure.

NEW ALTERNATIVES FUND
OTHER INFORMATION
(Unaudited)
1) PROXY VOTING – The Fund has proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities held by the Fund which are available: (1) without charge, upon request by calling the Fund at 800-423-8383 and (2) in the Fund documents filed with the SEC on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent twelve-month period ended June 30 is available on Form N-PX: (1) without charge, upon request, by calling the Fund at 800-423-8383 and (2) on the SEC’s website at http://www.sec.gov.
2) QUARTERLY PORTFOLIO SCHEDULES – The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended March 31 and September 30) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC's website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the Semi-Annual Financial Statements and Other Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Accrued Equities, Inc. (the “Advisor”) serves as the investment adviser to New Alternatives Fund (the “Fund”). The Board of Trustees most recently approved the continuance of the investment advisory agreement between the Fund and the Advisor (the “Advisory Agreement”) at a meeting of the Board of Trustees held on March 21, 2024. The March 21, 2024 meeting was called, in part, to act upon the continuance of such Advisory Agreement. At this meeting, the Board of Trustees approved the continuance of such Advisory Agreement for a period of one year beginning March 31, 2024, under the same terms and conditions, including the provision for fees. This approval by the Board of Trustees included the approval by a majority of the trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, and by a majority of the entire Board.

The Advisor serves as the investment adviser to the Fund. The Advisor previously served as the investment adviser to New Alternatives Fund, Inc. (the “Predecessor Company”), a New York corporation that commenced operations in 1982. On November 14, 2014, the Predecessor Company was reorganized into the Class A Shares of the Fund. The Fund was organized to continue the investment operations and performance history of the Predecessor Company.

It was noted that the Independent Trustees were represented at this meeting by independent counsel.

Prior to the meeting, the Board received and reviewed certain materials concerning the Advisory Agreement. The materials included: (i) a memorandum prepared by independent counsel setting forth the Board’s fiduciary duties, responsibilities and the factors they should consider in their evaluation of the renewal of the Advisory Agreement; (ii) a proposed resolution; (iii) a copy of the Advisor’s responses to a request for information necessary to evaluate the terms of the Advisory Agreement renewal (the “Advisor Questionnaire”); (iv) an executed compliance program certificate; (v) a copy of the Advisor’s current Form ADV, Part I; (vi) audited financial information for the Advisor for its fiscal year ended December 31, 2023; (vii) an organizational chart for the Advisor; and (viii) a copy of the Advisory Agreement.

A copy of the Advisor’s compliance manual was available upon request. At the meeting, the Board was given the opportunity to speak with the Advisor’s Chief Compliance Officer and the Trust’s Chief Compliance Officer.

The Board noted that some of the information received in the Board materials referred to the historical relationship between the Advisor and the Predecessor Company.

The Advisor Questionnaire provided to the Board contained detailed information concerning the Advisor and the Advisory Agreement, including: (i) information on the Advisor, its business and its services; (ii) information concerning the employees of the Advisor who service the Fund; (iii) information on the Advisor’s investment process; (iv) performance information comparing the Fund and the Predecessor Company to other, similar mutual funds and to the Fund’s benchmark index; (v) information on the Advisor’s trading and brokerage practices; (vi) information concerning investment advisory fees paid to the Advisor by the Fund; (vii) information concerning other fees earned by the Advisor with respect to its relationship with the Fund, such as net underwriting fees, sales commissions for the sale of the Fund’s shares and Rule 12b-1 fees; (viii) information concerning investment advisory fees and total operating expenses as a percentage of net assets paid by the Fund and other, similar mutual funds; and (ix) other information concerning the Advisor, such as information concerning its compliance procedures, code of ethics and insurances.

It was noted that during the COVID-19 pandemic, the Advisor established its remote work procedures and was able to provide uninterrupted service to the Fund. Generally, at least one person has been in the office every business day.

Independent counsel reviewed with the Board various sections of the Advisor Questionnaire and the Advisor’s audited financial statements.

The Board of Trustees, including a majority of the Independent Trustees, decided to approve the renewal of the Advisory Agreement for a one year period commencing March 31, 2024 based upon their evaluation of: (i) the long-term relationship between the Advisor and the Fund, including the Predecessor Company; (ii) the Advisor’s commitment to the Fund’s investment objectives and its socially responsible investment policies, and the Advisor’s ability to manage the Fund’s portfolio in a manner consistent with those objectives and policies; (iii) the depth of experience and expertise of the Advisor with regard to the alternative energy market; (iv) the nature, extent and quality of the services provided; (v) the historical performance of the Fund, including the Predecessor Company; and (vi) the costs of the services provided and the profitability of the Advisor from its relationship with the Fund.

In general, the Independent Trustees considered it to be most significant that the proposed investment advisory arrangements would assure a continuity of relationships to service the Fund. The Board also noted that the Advisor continued to provide investment advisory services exclusively to the Fund and that the firm has been committed to alternative energy investing since the Predecessor Company’s commencement of operations over 40 years ago.

The Board considered the nature, quality and scope of the investment advisory services that had been provided to the Fund and the Predecessor Company by the Advisor in the past and the services that were expected to continue in the future. Further, the Board considered the Advisor’s personnel assigned to service the Fund. It was noted that Mr. Rosenblith was a minority shareholder in the Advisor. The Board considered the decrease in assets in the Fund during the year. The Advisor represented to the Board that the size of the Fund was still manageable by the portfolio management team currently in place. The Board concluded that the nature, quality and scope of the investment advisory services provided by the Advisor were very good.

The Board considered the performance results of the Fund, including the Predecessor Company, over various time periods. They reviewed information comparing the Fund’s performance with the performance of other, similar mutual funds and with its broad-based benchmark index. The Fund’s industry peer group was comprised of two other socially responsible mutual funds with an international scope and a focus on the environment and renewable energy. It was noted that there had been no change in the composition of the industry peer group from the prior year. The Board reviewed the Fund’s performance both with the sales load factored in and without the sales load. This was done because one of the funds in the industry peer group and the broad-based benchmark index do not have sales loads.

Both classes of the Fund’s shares underperformed one of its industry peer group funds for the one-year and five-year periods ended December 31, 2023, and outperformed the same fund for the ten-year (or life of the class, if shorter) period ended December 31, 2023. Both classes of the Fund’s shares underperformed the other industry peer group fund for the one-year and five-year periods ended December 31, 2023, and outperformed that same industry peer group fund for the ten-year (or life of the class, if shorter) period ended December 31, 2023. Both classes of the Fund’s shares underperformed their broad-based benchmark index for the one-year, five-year and ten-year (or life of the class, if shorter) period ended December 31, 2023.

The Board considered the investment advisory fees and other expenses paid by the Fund directly and in comparison to information regarding the fees and expenses incurred by the Fund’s industry peer group. The Board noted that the investment advisory fee for the Fund had break points that lowered the investment advisory fee rate as Fund assets reached certain levels. The Board also noted that the other comparable funds in its industry peer group were each subject to an expense limitation cap but that the Fund’s expense ratio reflected total gross expenses, without any waivers or expense reimbursements. The Fund’s investment advisory fee, after breakpoints, was 0.53%. The Advisor’s investment advisory fee as a percentage of average net assets, giving effect to the breakpoint fee schedule, was significantly lower than that of its industry peers. In addition, total annual fund operating expenses of the Fund were comparable to or lower than that of its industry peer group. Based on the foregoing, the Board determined that the investment advisory fee was appropriate.

The Independent Trustees reviewed and discussed other aspects of the Advisor, such as the profitability of the Advisor, the benefits each party received from their long-term relationship, the Advisor’s entrepreneurial risks, and the fact that the Advisor was eligible to receive other compensation from the relationship. The Board noted favorably that the Advisor was using its own resources to assist in the sales and marketing activities of the Fund.

The audited financial information provided by the Advisor indicated that the Advisor was well capitalized and profitable. In addition, the Board noted that the Advisor had no expense limitation commitments with the Fund.

The Board noted that the Advisor was also a registered broker-dealer and was eligible to receive underwriting fees and sales commissions on the sale of Fund shares, as well as fees from the Investor Shares’ Rule 12b-1 plan. The Board noted that two of the trustees, David J. Schoenwald and Murray D. Rosenblith, were owners, directors and/or officers of the Advisor, and would benefit by the approval of the investment advisory and sub-distribution agreements, and the continuation of the Rule 12b-1 plan for Investor Shares.

The Board reviewed the Advisor’s brokerage policies noting that the Advisor does not engage in any directed brokerage or soft dollar transactions. Best price and execution were the Advisor’s brokerage criteria.

In their deliberations, the Board did not rely upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). These factors were considered not to be relevant in a situation where the Board was determining whether to re-approve the agreement with an existing entity on the same terms and conditions. Such factors would be relevant to considering and approving new investment advisory agreements with other investment advisory entities. In addition, the Advisor does not service any other investment advisory accounts.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant, which is an open-end management investment company.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant, which is an open-end management investment company.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant, which is an open-end management investment company.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer, based on his evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing date of this report, has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to him by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not required in this filing.

(a)(2)	Not required in this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Alternatives Fund

By (Signature and Title)*	/s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(principal executive officer and principal financial officer)

Date August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer (principal executive officer and principal financial officer)

Date August 29, 2024

* Print the name and title of each signing officer under his or her signature.